PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 101,986	$ 97,922
Less: Accumulated depreciation	59,432	54,499
Depreciated cost	42,554	43,423
Depreciation expenses	4,430	3,500	$ 4,718
Restructuring expense	0	1,715	$ 1,755
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	10,739	10,739
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,164	6,391
Acceleration of amortization	1,200
Impairment charges	1,800
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	76,664	75,518
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	273	302
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,378	2,362
Internal Use Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,768	$ 2,610
OEM [Member]
Property, Plant and Equipment [Line Items]
Restructuring expense	$ 600